Earnings And Dividends Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings And Dividends Per Common Share [Abstract]
Schedule of Basic and Diluted Earnings per Common Share

	Three Months Ended March 31,
	2012	2011
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$15.6	$8.9
Less: Income (loss) from discontinued operations	0.1	$(0.2)

Income from continuing operations attributable to Koppers	$15.5	$9.1

Weighted average common shares outstanding:
Basic	20,669	20,588
Effect of dilutive securities	234	136

Diluted	20,903	20,724

Earnings per common share – continuing operations:
Basic earnings per common share	$0.74	$0.44
Diluted earnings per common share	0.74	0.44

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	181	95

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$36.9	$44.1	$18.8
Less: discontinued operations	(19.9)	(0.1)	0.0

Income from continuing operations attributable to Koppers	$56.8	$44.2	$18.8

Weighted average common shares outstanding:
Basic	20,599	20,543	20,446
Effect of dilutive securities	234	133	115

Diluted	20,833	20,676	20,561

Earnings per common share – continuing operations:
Basic earnings per common share	$2.75	$2.14	$0.92
Diluted earnings per common share	2.72	2.13	0.91

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	106	154	103